                                    STATE STREET  NAVIGATOR SECURITIES
                                    LENDING PRIME PORTFOLIO
                                    ANNUAL REPORT
                                    DECEMBER 31, 1999

--------------------------------------------------------------------------------
STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
ANNUAL REPORT AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS
State Street Navigator Securities Lending Prime Portfolio (the "Fund") is a special purpose money market fund. The Fund has been managed consistently with the objective of providing liquidity and preserving capital while investing in high quality instruments and offering competitive returns.

ECONOMIC ENVIRONMENT
Concerns about global economic problems were magnified at the beginning of the first quarter 1999 due to the lingering effects of the turmoil in Asia and the Russian economic crisis. The fear of slower economic growth was quickly reversed in February as the U.S. economy continued to show signs of strength and low inflation. The Federal Open Market Committee ("FOMC") met on February 2nd-3rd and March 30th, leaving the Fed Funds rate unchanged at both meetings. The market began to anticipate tighter monetary policy by the U.S. Federal Reserve (the "Fed") due to the continuing stronger-than-expected growth of the U.S. economy. Strong economic data continued into the second quarter, causing concern at the Fed that inflationary pressures might increase. The Fed increased the Fed Funds target rate at both the June 29th-30th and August 24th meetings, raising the rate by a total of 50 basis points.

The fourth quarter became a balancing act for the FOMC as it was faced with two conflicting issues - the fear that strong economic growth would cause wages and commodity prices to surge (pushing up inflation) and the need to ensure a smooth transition into the Year 2000 (providing sufficient liquidity). At the November 16th FOMC meeting, the Fed raised interest rates by 25 basis points (effectively reversing the 75 basis points of easing from the fourth quarter of 1998). In December, the Fed kept rates steady and issued the following statement, "The focus of policy in the inter-meeting period must be ensuring a smooth transition in the Year 2000."

INVESTMENT OVERVIEW
For the first half of 1999, Fund strategy focused on purchasing securities during market weakness while maintaining liquidity within the target range. During the latter portion of 1999, three factors drove the investment process: maintaining sufficient liquidity for year-end, taking advantage of a steep yield curve and staying defensive in a rising interest rate environment.

One-year floating rate securities, indexed off one-month and three-month LIBOR, were purchased during the first half of 1999. Entering the third quarter, uncertainty remained about lender and borrower commitments to maintain loan balances over year-end. To provide adequate liquidity for the portfolio for the remainder of 1999, we laddered maturities into November and December. Lender and borrower commitments subsequently became firmer, allowing us to extend maturities over the turn. With substantial year-end pressure priced into the yield curve, we took advantage of the rising interest rate environment by purchasing high-yielding securities maturing in January, February and March 2000. (Yields were higher for these securities as they had both year-end pressure and future Federal Reserve interest rate tightenings priced in).

On June 30th, the portfolio contained 35.2% floating rate securities and at year-end contained 36.2%. The portfolio's weighted average maturity increased from 43 days on December 31, 1998 to 61 days on June 30, 1999 and then decreased to 52 days on December 31, 1999. The one-month LIBOR reset in December averaged 6.4% while the three-month LIBOR reset averaged 6.14% during the fourth quarter. As of December 31st, the Fund owned 12.1% in one-month LIBOR-based and 18.1% in three-month LIBOR-based floating rate securities.

The Fund will continue to be managed to meet the objectives of offering competitive returns, adequate liquidity, and a stable net asset value.

Maria F. Pino, CFA
Portfolio Manager
January 20, 2000

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

NAME OF ISSUER                                         INTEREST  MATURITY      PRINCIPAL          AMORTIZED
AND TITLE OF ISSUE                                       RATE     DATE          AMOUNT              COST +
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 31.21%
ASSET BACKED SECURITIES DIVERSIFIED - 12.26%
Asset Securitization Cooperative Corp. (a)                 6.511%   02/14/2000 $    50,000,000   $   49,995,344
Ciesco LP                                                  5.840%   02/14/2000      15,000,000       14,892,933
Delaware Funding Corp.                                     5.880%   02/07/2000      15,000,000       14,909,350
Edison Asset Securitization                                6.020%   01/21/2000      90,000,000       89,699,000
Edison Asset Securitization                                6.650%   01/21/2000      40,000,000       39,852,222
Edison Asset Securitization                                5.920%   02/11/2000      20,290,000       20,153,200
Edison Asset Securitization                                6.030%   02/18/2000      54,000,000       53,565,840
Edison Asset Securitization                                5.940%   03/03/2000      82,279,000       81,437,286
Edison Asset Securitization                                5.950%   03/08/2000     158,081,000      156,330,473
Edison Asset Securitization                                5.850%   03/22/2000      20,000,000       19,736,750
Falcon Asset Securitization                                6.120%   02/02/2000      86,020,000       85,552,051
Falcon Asset Securitization                                6.030%   02/11/2000      25,000,000       24,828,313
Falcon Asset Securitization                                6.020%   02/25/2000      45,000,000       44,586,125
New Center Asset Trust                                     6.250%   02/15/2000     100,000,000       99,218,750
New Center Asset Trust                                     6.070%   03/13/2000     114,000,000      112,616,040
Old Line Funding Corp.                                     6.350%   01/06/2000      41,143,000       41,106,714
Old Line Funding Corp.                                     6.350%   01/13/2000      56,407,000       56,287,605
Old Line Funding Corp.                                     6.350%   01/14/2000     105,567,000      105,324,929
Preferred Receivables Funding Corp.                        6.350%   01/10/2000      90,225,000       90,081,768
Preferred Receivables Funding Corp.                        6.360%   01/12/2000     114,302,000      114,079,873
Preferred Receivables Funding Corp.                        6.030%   01/28/2000      70,000,000       69,683,425
Preferred Receivables Funding Corp.                        6.020%   02/28/2000      80,000,000       79,224,089
Preferred Receivables Funding Corp.                        6.200%   02/28/2000      29,000,000       28,710,322
                                                                                                 --------------
                                                                                                  1,491,872,402
                                                                                                 --------------
AUTOMOTIVE - 1.83%
   Daimlerchrysler NA                                      5.920%   02/22/2000     200,000,000      198,289,778
   Daimlerchrysler NA                                      5.790%   04/05/2000      25,000,000       24,618,021
                                                                                                 --------------
                                                                                                    222,907,799
                                                                                                 --------------
                                                                                                 --------------

BANK FOREIGN - 4.95%
   Bil North America, Inc.                                 5.950%   01/21/2000     100,000,000       99,669,444
   Bil North America, Inc.                                 5.950%   03/07/2000     100,000,000       98,909,167
   Bil North America, Inc.                                 5.910%   03/10/2000     140,000,000      138,414,150
   Woolwich Building Society                               5.280%   03/10/2000      50,000,000       49,494,000
   Woolwich Building Society                               5.330%   03/10/2000      20,000,000       19,795,683
   Woolwich Building Society                               5.730%   05/09/2000     200,000,000      195,893,500

                                                                                                 --------------
                                                                                                    602,175,944
                                                                                                 --------------

BANK MULTINATIONAL - 0.81%
   Chase Manhattan Corp.                                   5.760%   04/28/2000     100,000,000       98,112,000
                                                                                                 --------------

BANK REGIONAL - 0.82%
   SunTrust Banks, Inc.                                    6.500%   01/14/2000     100,000,000       99,765,278
                                                                                                 --------------


See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

NAME OF ISSUER                                         INTEREST         MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                       RATE             DATE          AMOUNT          COST +
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - (CONTINUED)
BEVERAGES - 0.41%
   Anheuser-Busch Cos., Inc.                             6.150%         02/11/2000   $ 50,000,000   $   49,649,792
                                                                                                    --------------

FINANCE CAPTIVE - 1.99%
   BMW US Capital Corp.                                  6.150%         02/17/2000     64,867,000       64,346,172
   Diageo Capital Plc                                    5.800%         02/02/2000     78,920,000       78,513,123
   Ford Motor Credit Company                             6.510%         01/11/2000    100,000,000       99,819,167
                                                                                                    --------------
                                                                                                       242,678,462
                                                                                                    --------------
FINANCE NON-CAPTIVE DIVERSIFIED - 4.19%
   Associates First Capital Corp.                        5.780%         02/25/2000    100,000,000       99,116,944
   Associates First Capital Corp.                        5.780%         03/06/2000    100,000,000       98,956,389
   General Electric Capital Corp.                        5.930%         03/06/2000     50,000,000       49,464,653
   General Electric Capital Corp.                        5.790%         03/10/2000     75,000,000       74,167,687
   General Electric Capital Corp.                        5.920%         03/14/2000    100,000,000       98,799,556
   General Electric Capital Corp.                        5.840%         03/15/2000     90,742,000       89,652,693
                                                                                                    --------------
                                                                                                       510,157,922
                                                                                                    --------------
INDUSTRIAL - 0.65%
   Du Pont E I De Nemours & Company                      5.730%         02/25/2000     80,000,000       79,299,667
                                                                                                    --------------

PHARMACEUTICALS - 1.22%
   Glaxo Wellcome, Inc.                                  5.800%         02/07/2000     50,000,000       49,701,944
   Pfizer, Inc.                                          5.740%         02/14/2000    100,000,000       99,298,445
                                                                                                    --------------
                                                                                                       149,000,389
                                                                                                    --------------

SOVEREIGNS & PROVINCIALS - 1.46%
   KFW International Finance, Inc.                       5.780%         03/06/2000     34,229,000       33,871,782
   KFW International Finance, Inc.                       5.850%         03/09/2000    145,000,000      143,397,750
                                                                                                    --------------
                                                                                                       177,269,532
                                                                                                    --------------

TELECOMMUNICATIONS - 0.62%
   Alcatel Alsthom, Inc.                                 5.850%         02/10/2000     76,000,000       75,506,000
                                                                                                    --------------

TOTAL COMMERCIAL PAPER                                                                               3,798,395,187
                                                                                                    --------------
CORPORATE OBLIGATIONS - 21.12%
AUTOMOTIVE - 1.23%
   Daimlerchrysler NA (a)                                6.357%         07/06/2000    150,000,000      149,900,101
                                                                                                    --------------

BANK FOREIGN - 1.36%
   Abbey National Treasury Services                      5.075%         01/13/2000     50,000,000       49,999,604
   Abbey National Treasury Services                      4.950%         02/03/2000     75,000,000       74,995,728
   Abbey National Treasury Services                      5.255%         03/01/2000     40,000,000       39,997,153
                                                                                                    --------------
                                                                                                       164,992,485
                                                                                                    --------------

BANK MULTINATIONAL - 0.21%
   Chase Manhattan Corp. (a)                             6.290%         06/19/2000     25,000,000       25,023,176
                                                                                                    --------------

See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

NAME OF ISSUER                                     INTEREST        MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                  RATE             DATE           AMOUNT          COST +
------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
BANK REGIONAL - 2.96%
   Bank One Corp. (a)                               6.080%        06/01/2000     $ 50,000,000   $   50,000,000
   Bank One Corp.                                   6.180%        10/06/2000      150,000,000      149,946,563
   NationsBank Corp. (a)                            6.315%        02/09/2000       10,000,000       10,002,429
   Wells Fargo & Company (a)                        5.957%        06/13/2000      150,000,000      149,960,991
                                                                                                --------------
                                                                                                   359,909,983
                                                                                                --------------

FINANCE CAPTIVE - 4.49%
   Diageo Capital Plc (a)                           6.015%        08/10/2000      140,000,000      139,932,066
   Ford Motor Credit Company                        8.375%        01/15/2000       23,533,000       23,561,458
   Ford Motor Credit Company (a)                    5.700%        05/05/2000      150,000,000      150,000,000
   Ford Motor Credit Company (a)                    6.054%        11/22/2000       60,000,000       59,973,861
   General Motors Acceptance Corp. (a)              6.453%        03/02/2000       25,000,000       24,998,168
   General Motors Acceptance Corp. (a)              6.158%        07/20/2000       37,500,000       37,489,650
   IBM Credit Corporation                           5.150%        04/14/2000       50,000,000       49,993,102
   Xerox Credit Corporation                         5.113%        03/21/2000       30,000,000       29,993,250
   Xerox Credit Corporation (a)                     5.620%        04/06/2000       30,000,000       29,993,813
                                                                                                --------------
                                                                                                   545,935,368
                                                                                                --------------

FINANCE NON-CAPTIVE DIVERSIFIED - 6.36%
   Associates Corporation North America             6.875%        02/15/2000       32,000,000       32,050,279
   Associates Corporation North America (a)         6.341%        03/20/2000      127,500,000      127,478,903
   Beneficial Corp. (a)                             6.159%        05/04/2000       40,000,000       40,001,664
   CIT Group Holdings, Inc.                         5.625%        01/18/2000       50,000,000       50,002,510
   CIT Group Holdings, Inc. (a)                     5.633%        05/15/2000       95,000,000       94,976,695
   General Electric Capital Corp.(a)                6.126%        04/12/2000       50,000,000       50,000,000
   General Electric Capital Corp. (a)               6.111%        05/03/2000       50,000,000       50,000,000
   General Electric Capital Corp. (a)               6.014%        05/12/2000       75,000,000       75,000,000
   Household Finance Corp. (a)                      6.025%        04/17/2000      200,000,000      199,964,046
   Household Finance Corp.                          5.678%        07/07/2000       55,000,000       54,986,142
                                                                                                --------------
                                                                                                   774,460,239
                                                                                                --------------

INDUSTRIAL - 1.44%
   Du Pont E I De Nemours & Company                 5.235%        03/03/2000       75,000,000       74,993,258
   Emerson Electric Company                         5.125%        03/17/2000      100,000,000       99,981,559
                                                                                                --------------
                                                                                                   174,974,817
                                                                                                --------------

TECHNOLOGY - 0.20%
   Xerox Corp.                                      5.635%        07/14/2000       25,000,000       24,987,806
                                                                                                --------------

TELECOMMUNICATIONS - 2.87%
   AT&T Corp. (a)                                   6.163%        08/07/2000      100,000,000      100,000,000
   GTE Corp. (a)                                    6.034%        06/02/2000      250,000,000      249,885,794
                                                                                                --------------
                                                                                                   349,885,794
                                                                                                --------------

TOTAL CORPORATE OBLIGATIONS                                                                      2,570,069,769
                                                                                                --------------

See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

NAME OF ISSUER                                          INTEREST    MATURITY    PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                        RATE       DATE         AMOUNT            COST +
------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 19.08%
BANK FOREIGN - 16.16%
   Bank of Nova Scotia                                   5.340%   03/06/2000  $ 75,000,000   $   74,861,915
   Bank of Nova Scotia                                   5.900%   08/07/2000    25,000,000       24,992,832
   Bank of Scotland (a)                                  6.091%   02/03/2000   100,000,000       99,996,906
   Bank of Scotland (a)                                  6.400%   02/23/2000    50,000,000       49,997,150
   Bank of Scotland (a)                                  6.361%   04/13/2000   100,000,000       99,980,301
   Barclays Bank Plc                                     5.080%   01/14/2000    50,000,000       50,000,000
   Barclays Bank Plc (a)                                 5.750%   01/24/2000    80,000,000       79,997,578
   Barclays Bank Plc (a)                                 5.640%   05/12/2000   100,000,000       99,979,014
   Barclays Bank Plc                                     5.210%   05/15/2000    50,000,000       49,990,213
   Barclays Bank Plc                                     5.800%   07/28/2000    35,000,000       35,000,000
   Bayerische Vereinsbank                                5.900%   08/07/2000   100,000,000       99,971,327
   Canadian Imperial Bank Commerce                       5.025%   01/27/2000    38,000,000       37,999,086
   Canadian Imperial Bank Commerce                       5.120%   02/23/2000    50,000,000       49,997,202
   Canadian Imperial Bank Commerce                       5.180%   03/28/2000    50,000,000       49,993,120
   Canadian Imperial Bank Commerce (a)                   6.005%   04/07/2000   100,000,000       99,980,805
   Canadian Imperial Bank Commerce (a)                   6.081%   06/05/2000    50,000,000       49,993,736
   Den Danske Bank (a)                                   6.024%   05/22/2000    50,000,000       49,994,283
   Deutsche Bank AG                                      5.850%   03/28/2000   142,000,000      141,989,042
   Deutsche Bank AG (a)                                  6.391%   12/13/2000   125,000,000      124,893,340
   National Australia Bank Ltd.                          5.940%   03/27/2000   100,000,000       99,980,552
   National Westminster Bank                             4.980%   01/07/2000    90,000,000       89,999,429
   Svenska Handelsbanken                                 6.020%   03/03/2000   150,000,000      150,000,000
   Toronto Dominion Bank                                 5.015%   02/03/2000    50,000,000       49,998,692
   WESTPAC Banking Corp.                                 5.010%   02/04/2000    32,000,000       31,998,854
   UBS AG                                                6.100%   11/27/2000    75,000,000       74,954,600
   UBS AG                                                6.240%   12/06/2000   100,000,000       99,933,440
                                                                                             --------------
                                                                                              1,966,473,417
                                                                                             --------------

BANK REGIONAL - 2.92%
   Bank One, NA                                          5.900%   02/18/2000    25,000,000       25,000,000
   Bank One, NA                                          5.860%   03/28/2000   150,000,000      150,000,000
   Bank One, NA                                          5.960%   03/30/2000   100,000,000      100,000,000
   Branch Bank & Trust Company (a)                       5.070%   02/01/2000    30,000,000       29,999,247
   US Bank, NA                                           5.950%   04/17/2000    50,000,000       50,000,000
                                                                                             --------------
                                                                                                354,999,247
                                                                                             --------------

TOTAL CERTIFICATES OF DEPOSIT                                                                 2,321,472,664
                                                                                             --------------

See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

NAME OF ISSUER                                          INTEREST    MATURITY    PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                        RATE       DATE         AMOUNT            COST +
------------------------------------------------------------------------------------------------------------------
BANK NOTES - 18.76%
BANK FOREIGN - 0.62%
   WESTPAC Banking Corp. (a)                             6.076%   04/17/2000  $ 75,000,000   $   74,986,880
                                                                                             --------------

BANK MULTINATIONAL - 0.16%
   BankBoston NA (a)                                     6.302%   05/24/2000    20,000,000       20,011,537
                                                                                             --------------

BANK REGIONAL - 17.98%
   Bank of America (a)                                   5.750%   01/31/2000   100,000,000       99,997,303
   Bank of America                                       6.000%   03/13/2000   250,000,000      250,000,000
   Bank of New York                                      6.070%   11/20/2000    50,000,000       49,970,356
   Branch Bank & Trust Company (a)                       4.790%   02/18/2000    75,000,000       74,998,086
   Branch Bank & Trust Company (a)                       5.050%   03/08/2000    75,000,000       74,991,928
   Comerica Bank (Detroit, Michigan) (a)                 6.399%   02/04/2000    10,000,000        9,999,543
   Comerica Bank (Detroit, Michigan) (a)                 6.399%   03/07/2000    75,000,000       74,993,357
   Comerica Bank (Detroit Michigan) (a)                  6.531%   09/25/2000    25,000,000       24,999,938
   Comerica Bank (Detroit Michigan) (a)                  6.451%   11/20/2000    90,000,000       89,969,807
   Comerica Bank (Detroit Michigan) (a)                  6.451%   11/24/2000    60,000,000       59,978,863
   Fifth Third Bancorp                                   6.000%   01/14/2000    75,000,000       75,000,264
   First National Bank Chicago                           5.090%   04/20/2000    40,000,000       39,993,032
   First Union National Bank (a)                         6.433%   03/10/2000   100,000,000      100,000,000
   First Union National Bank (a)                         6.204%   07/28/2000    40,000,000       40,000,000
   First Union National Bank (a)                         6.140%   08/31/2000   100,000,000      100,000,000
   First Union National Bank (a)                         6.161%   09/01/2000    50,000,000       49,999,188
   Key Bank NA (a)                                       6.224%   04/20/2000    60,000,000       60,000,000
   Key Bank NA (a)                                       6.226%   04/20/2000    50,000,000       50,000,000
   Key Bank NA (a)                                       6.421%   06/26/2000    25,000,000       24,992,851
   Key Bank NA                                           5.670%   07/17/2000    62,500,000       62,483,759
   Key Bank NA (a)                                       6.165%   08/01/2000    30,000,000       29,989,911
   Key Bank NA (a)                                       6.154%   09/07/2000   150,000,000      149,949,857
   Marshall & Ilsley                                     2.000%   01/03/2000    65,155,000       65,155,000
   Marshall & Ilsley                                     6.070%   09/28/2000    50,000,000       50,000,000
   NationsBank NA                                        5.000%   01/05/2000    85,000,000       84,999,820
   PNC Bank NA (a)                                       6.411%   01/31/2000   110,000,000      109,996,432
   PNC Bank NA (a)                                       6.366%   03/01/2000    50,000,000       49,995,143
   US Bank, NA (a)                                       6.513%   06/20/2000    50,000,000       50,001,182
   US Bank, NA (a)                                       6.421%   11/20/2000    50,000,000       49,973,886
   US Bank, NA (a)                                       6.416%   11/30/2000    96,000,000       95,944,696
   US Bank, NA (a)                                       6.543%   12/20/2000    15,000,000       15,006,229
   Wachovia Bank NA                                      4.900%   01/10/2000    25,000,000       24,999,263
                                                                                             --------------
                                                                                              2,188,379,694
                                                                                             --------------

TOTAL BANK NOTES                                                                              2,283,378,111
                                                                                             --------------


See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

NAME OF ISSUER                                          INTEREST    MATURITY      PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                        RATE       DATE           AMOUNT            COST +
------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS - 9.04%
BANK FOREIGN - 4.93%
   Bank of Montreal                                      5.500%   01/03/2000     $100,000,000 $    100,000,000
   Canadian Imperial Bank of Commerce                    7.000%   01/03/2000      300,000,000      300,000,000
   Old Kent Bank                                         5.500%   01/03/2000       50,000,000       50,000,000
   Toronto Dominion Bank (b)                             6.250%   01/12/2000      150,000,000      150,000,000
                                                                                              ----------------
                                                                                                   600,000,000
                                                                                              ----------------

BANK MULTINATIONAL - 3.29%
   Chase Manhattan Bank                                  5.500%   01/03/2000      400,000,000      400,000,000
                                                                                              ----------------

BANK REGIONAL - 0.82%
   PNC Bank NA                                           3.500%   01/03/2000      100,000,000      100,000,000
                                                                                              ----------------

TOTAL TIME DEPOSITS                                                                              1,100,000,000
                                                                                              ----------------

TOTAL INVESTMENTS-- 99.21%                                                                      12,073,315,731
OTHER ASSETS LESS LIABILITIES-- 0.79%                                                               96,576,995
                                                                                              ----------------
NET ASSETS-- 100.00%                                                                          $ 12,169,892,726
                                                                                              ----------------
                                                                                              ----------------


(a) Floating Rate Note - Interest rate shown is the rate in effect at December 31, 1999.
(b) Illiquid Security. At December 31, 1999, this security amounted to $150,000,000 or 1.23% of the Fund's net assets.
+      See note 2 to the financial statements.

See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at amortized cost............................          $12,073,315,731
Cash ...................................................................                      238
Interest receivable.....................................................               98,818,506
Deferred organization expense...........................................                   53,542
Prepaid insurance.......................................................                   19,897
                                                                                 ---------------
     Total Assets.......................................................          12,172,207,914
                                                                                 ---------------

LIABILITIES:
Dividend payable........................................................               1,981,197
Advisory fee payable....................................................                 176,804
Administration fee payable..............................................                  61,413
Custodian fee payable...................................................                  49,364
Transfer agent fee payable..............................................                  22,608
Other accrued expenses and liabilities..................................                  23,802
                                                                                 ---------------
     Total Liabilities..................................................               2,315,188
                                                                                 ---------------

NET ASSETS..............................................................         $12,169,892,726
                                                                                 ---------------
                                                                                 ---------------

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
     12,169,892,600 shares issued and outstanding.......................         $    12,169,893
Capital paid in excess of par...........................................          12,157,722,707
Accumulated net realized gain on investments............................                     126
                                                                                 ---------------
NET ASSETS..............................................................         $12,169,892,726
                                                                                 ---------------
                                                                                 ---------------

Net asset value, offering, and redemption price per share...............         $          1.00
                                                                                 ---------------
                                                                                 ---------------



See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest........................................................           $    520,618,467
                                                                           ----------------

EXPENSES:
Advisory fee....................................................                  1,735,892
Administration fee..............................................                    630,969
Custodian fee...................................................                    256,066
Transfer agent fee..............................................                    136,388
Insurance expense...............................................                     99,569
Trustees fees...................................................                     53,462
Amortization of organization expenses...........................                     39,161
Audit fee.......................................................                     20,000
Legal fee.......................................................                     11,737
Miscellaneous expense...........................................                     21,745
                                                                           ----------------
     Total expenses.............................................                  3,004,989
                                                                           ----------------

Net investment income...........................................                517,613,478
                                                                           ----------------

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investments................................                          -
                                                                           ----------------

Net increase in net assets resulting from operations............           $    517,613,478
                                                                           ----------------
                                                                           ----------------

See Notes t Financial Statements.


STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED          YEAR ENDED
                                                                        DECEMBER 31, 1999   DECEMBER 31, 1998
                                                                        -----------------   -----------------
FROM OPERATIONS:
Net investment income .....................................              $    517,613,478    $    404,730,602
Net realized gain on investments ..........................                             -               1,771
                                                                        -----------------   -----------------

Net increase in net assets resulting from operations ......                   517,613,478         404,732,373
                                                                        -----------------   -----------------
DISTRIBUTIONS FROM:
Net investment income .....................................                  (517,613,478)       (404,730,602)
                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold .................................                79,518,731,855      46,918,705,958
Cost of redemptions .......................................               (74,141,126,449)    (45,717,831,566)
                                                                        -----------------   -----------------

Net increase in net assets from Fund share transactions ...                 5,377,605,406       1,200,874,392
                                                                        -----------------   -----------------

Net increase in net assets ................................                 5,377,605,406       1,200,876,163

NET ASSETS:
Beginning of year .........................................                 6,792,287,320       5,591,411,157
                                                                        -----------------   -----------------
End of year ...............................................              $ 12,169,892,726    $  6,792,287,320
                                                                        -----------------   -----------------
                                                                        -----------------   -----------------

See Notes to Financial Statements.


STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------

                                                                                                           FOR THE PERIOD
                                                                                                           MAY 15, 1996*
                                                YEAR ENDED          YEAR ENDED          YEAR ENDED             THROUGH
                                             DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997    DECEMBER 31, 1996
                                             -----------------   -----------------   -----------------    -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......      $   1.0000         $    1.0000         $    1.0000           $    1.0000
                                                ----------         -----------         -----------           -----------
    Net investment income.................          0.0519              0.0556              0.0560                0.0342
    Distributions from net
       investment income..................         (0.0519)            (0.0556)            (0.0560)              (0.0342)
                                                ----------         -----------         -----------           -----------
Net increase from investment operations...          0.0000              0.0000              0.0000                0.0000
                                                ----------         -----------         -----------           -----------

Net asset value, end of period............      $   1.0000         $    1.0000         $    1.0000           $    1.0000
                                                ----------         -----------         -----------           -----------
                                                ----------         -----------         -----------           -----------

TOTAL INVESTMENT RETURN (a)...............            5.32%               5.70%               5.75%                 3.47%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets...            0.03%               0.03%               0.04%                 0.06%(b)(c)
Ratio of net investment income to
    average net assets....................            5.22%               5.56%               5.62%                 5.47%(b)(c)
Net assets, end of period (in millions)...      $   12,170         $     6,792         $     5,591           $     2,878


*      Commencement of investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.
(b)    Annualized.
(c) Net of administration waiver of expenses, amounting to less than 0.001% of net assets for the period.



See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

1.  ORGANIZATION AND FUND DESCRIPTION
State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios:
State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company. The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: Investments are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, State Street Global Advisors, a division of State Street Bank and Trust Company.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs are being amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains and excise tax on income and capital gains.

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND COMPENSATION PAID TO AFFILIATES
State Street Bank and Trust Company serves as the Fund's Administrator, Adviser, Custodian and Transfer Agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays a monthly fee of $2,500 plus transaction costs.

4.  TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of the Fund's Investment Adviser or Administrator $3,750 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.  BENEFICIAL INTEREST
At December 31, 1999, there were two shareholders who each owned over 5% of the Fund's outstanding shares, amounting to 12.4% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees and Shareholders of State Street Navigator Securities Lending Prime Portfolio:


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Navigator Securities Lending Prime Portfolio (the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 2, 2000

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
Goodwin, Proctor & Hoar LLP
Exchange Place
Boston, MA 02109
















This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110